Leases - Schedule of maturity Analysis of leases receivable (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	₩ 10,307	₩ 4,177
Unearned finance income	(244)	(47)
Net Investment in the lease	10,063	4,130
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	3,255	3,580
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	3,255	₩ 597
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable	₩ 3,797